Related Parties - Schedule of Due from Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Affiliated companies	$ 759,191	$ 311,499
Due from related parties	761,518	838,301
Emirates Integrated Telecommunications Company P.J.S.C. [Member]
Disclosure of transactions between related parties [line items]
Affiliated companies	279,759	86,771
Etihad Etisalat Company [Member]
Disclosure of transactions between related parties [line items]
Affiliated companies	479,432	224,728
Gulf DTH FZ LLC [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	$ 2,327	$ 526,802